Accounts Receivable, Net - Schedule Movement of Allowance of Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Beginning balance	$ 140,335	$ 78,376	$ 11,746
Addition	483,130	114,913	79,068
Reversal	(389,393)	(52,954)	(12,438)
Ending balance	$ 234,072	$ 140,335	$ 78,376